Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income (loss)	$ 3,545	$ 1,746	$ 13,842	$ 7,682	$ (6,648)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Loss on disposal of property and equipment				185	128
Depreciation and amortization	3,829	3,011	12,897	11,416	7,441
Amortization of debt discount		755	3,018	3,016
Amortization of debt issuance costs	143	412	1,663	1,303	715
Loss on extinguishment of debt			4,487		2,946
Share-based compensation expense	1,707		9,902
Loss on investment in joint venture			2	2	6
Amortization of discount on customer advances					218
Deferred income taxes			(2,782)	(765)	(1,018)
Changes in assets and liabilities:
Accounts receivable	(28,722)	(14,119)	5,071	(29,652)	(31,677)
Inventories	(15,220)	(5,274)	(4,967)	(626)	(60,320)
Prepaid expenses and other current assets	6,816	(8,346)	681	(10,978)	(9,225)
Other noncurrent assets	5,871	(2,959)	(8,291)	4,204	2,021
Accounts payable and accrued expenses	11,211	6,801	14,959	34,423	26,050
Accrued warranty	1,983	14,339	6,316	7,680	2,180
Customer deposits	4,827	2,542	(7,515)	(3,193)	1,047
Deferred revenue	19,751	(493)	4,048	6,044	38,322
Other noncurrent liabilities	197	446	510	552	(5,403)
Net cash provided by (used in) operating activities	15,938	(1,139)	53,841	31,293	(33,217)
Cash flows from investing activities:
Purchase of property and equipment	(16,922)	(10,888)	(30,507)	(26,361)	(18,924)
Proceeds from sale of assets				146
Net cash used in investing activities	(16,922)	(10,888)	(30,507)	(26,215)	(18,924)
Cash flows from financing activities:
Proceeds from issuance of common stock sold in initial public offering, net of underwriters discount and offering costs			67,199
Proceeds from issuance of preferred stock					6,846
Proceeds from term loans				20,000	23,901
Repayment of term loan	(938)		(930)	(625)
Net proceeds from (repayments of) accounts receivable financing	(1,233)	6,800	(5,385)	(2,472)	34,450
Proceeds from working capital loans			15,813	11,690	19,120
Net proceeds from (repayments of) working capital loans	517	(4,958)
Repayments of working capital loans			(20,103)	(24,262)	(13,121)
Net repayments of other debt	(1,155)	(1,192)
Proceeds from subordinated debt arrangements					15,000
Net repayments of other financing arrangements			(4,765)	(2,777)	(2,130)
Proceeds from customer advances		2,000	2,000		4,500
Repayments of customer advances			(2,000)
Debt issuance costs				(1,113)	(4,818)
Payment on acquisition of noncontrolling interest				(1,875)	(1,625)
Restricted cash	331	(647)	(499)	(989)	1,898
Net cash provided by (used in) financing activities	(2,478)	2,003	51,330	(2,423)	84,021
Impact of foreign exchange rates on cash and cash equivalents	(63)	(51)	(1,515)	(330)	(43)
Net change in cash and cash equivalents	(3,525)	(10,075)	73,149	2,325	31,837
Cash and cash equivalents, beginning of year	119,066	45,917	45,917	43,592	11,755
Cash and cash equivalents, end of period	115,541	35,842	119,066	45,917	43,592
Supplemental disclosures of cash flow information:
Cash paid for interest	2,899	2,565	11,126	9,439	6,343
Cash paid for income taxes, net	4,146	1,426	8,506	3,087	547
Supplemental disclosures of noncash investing and financing activities:
Conversion of subordinated convertible promissory notes into common stock			11,877
Accrued capital expenditures in accounts payable	$ 2,569	$ 760	2,664	1,860	1,980
Equipment acquired through capital lease and financing obligations			10,011	5,004	7,381
Customer advances applied to accounts receivable				$ 1,171	2,753
Debt refinance and related fees			$ 2,163		$ 36,099